Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade receivables	$ 19,199	$ 20,613
Sales tax receivables	6,718	7,210
Other receivables	90	53
Total	$ 26,007	$ 27,876